Summary of Significant Accounting Policies - Summary of Allowance For Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Balance at beginning of period	$ 1,070	$ 1,038
Additions	709	834
Write – offs	(312)	(257)
Recoveries	(446)	(545)
Balance at end of period	$ 1,021	$ 1,070